Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Current Assets
Cash and cash equivalents	$ 8,247,069	$ 9,130,849
Restricted cash	77,158	161,084
Accounts receivable	4,568,123	4,180,559
Notes receivable		81,265
Inventories	846,281	1,007,918
Advance to suppliers	280,942	319,088
Loan receivable	1,500,000
Prepayments, receivables and other assets	2,022,769	707,337
Total Current Assets	17,542,342	15,588,100
Property, plant and equipment, net	1,759,907	1,158,898
Construction in progress	180,000	649,235
Intangible assets, net	53,386	61,096
Deferred tax assets, net	12,679	13,504
Long-term investment	3,497,629
Total Non-Current Assets	5,503,601	1,882,733
Total Assets	23,045,943	17,470,833
Current Liabilities
Bank loan - current portion	43,491	27,817
Convertible note - current portion	4,936,193
Notes payable	62,533	233,336
Accounts payable	1,959,426	1,685,419
Refund liabilities	73,533	78,317
Advance from customers	120,575	57,553
Amounts due to related parties	1,834,883	2,483,094
Accrued expenses and other current liabilities	701,876	691,522
Income tax payable	1,031,016	1,064,314
Total Current Liabilities	10,763,526	6,321,372
Bank loan - non-current	55,052	41,706
Convertible note - non-current	818,230
Total Non-Current Liabilities	873,282	41,706
Total Liabilities	11,636,808	6,363,078
Commitments and Contingencies
Shareholders' Equity
Common stocks (par value $0.001 per share, unlimited shares authorized; 27,224,866 shares issued and 23,224,866 shares outstanding at September 30, 2019; 22,706,701 shares issued and outstanding at March 31, 2019 respectively)	23,224	22,706
Additional paid-in capital	11,407,028	7,950,782
Retained earnings	735,803	3,083,872
Accumulated other comprehensive income	(756,920)	50,395
Total Shareholders' Equity	11,409,135	11,107,755
Total Liabilities and Shareholders' Equity	$ 23,045,943	$ 17,470,833